Loans and allowance for credit losses (Tables)	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Disclosure of allowance for credit losses
Allowance for credit losses

	For the three months ended
	January 31, 2022					January 31, 2021
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$416	$(6)	$(5)	$4	$409	$518	$15	$(7)	$(14)	$512
Personal	1,079	18	(56)	(3)	1,038	1,309	69	(59)	(4)	1,315
Credit cards	875	65	(71)	1	870	1,246	25	(69)	(1)	1,201
Small business	177	3	(4)	2	178	140	8	(5)	–	143
Wholesale	1,797	12	(6)	8	1,811	2,795	(11)	(86)	(76)	2,622
Customers’ liability under acceptances	75	8	–	–	83	107	15	–	(1)	121
	$4,419	$100	$(142)	$12	$4,389	$6,115	$121	$(226)	$(96)	$5,914
Presented as:
Allowance for loan losses	$4,089				$4,047	$5,639				$5,478
Other liabilities – Provisions	241				251	363				309
Customers’ liability under acceptances	75				83	107				121
Other components of equity	14				8	6				6

Summary of allowance for credit losses by stage, for each major product category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	January 31, 2022				January 31, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages

Balance at beginning of period	$186	$92	$138	$416	$206	$160	$152	$518
Provision for credit losses
Transfers to stage 1	24	(19)	(5)	–	74	(69)	(5)	–
Transfers to stage 2	(2)	2	–	–	(6)	8	(2)	–
Transfers to stage 3	(1)	(7)	8	–	–	(13)	13	–
Originations	30	–	–	30	30	–	–	30
Maturities	(7)	(3)	–	(10)	(6)	(4)	–	(10)
Changes in risk, parameters and exposures	(44)	19	(1)	(26)	(104)	86	13	(5)
Write-offs	–	–	(10)	(10)	–	–	(9)	(9)
Recoveries	–	–	5	5	–	–	2	2
Exchange rate and other	1	1	2	4	(2)	(6)	(6)	(14)
Balance at end of period	$187	$85	$137	$409	$192	$162	$158	$512

Personal
Balance at beginning of period	$422	$569	$88	$1,079	$480	$733	$96	$1,309
Provision for credit losses
Transfers to stage 1	170	(169)	(1)	–	197	(196)	(1)	–
Transfers to stage 2	(22)	22	–	–	(27)	27	–	–
Transfers to stage 3	(1)	(12)	13	–	(1)	(14)	15	–
Originations	26	–	–	26	33	–	–	33
Maturities	(21)	(25)	–	(46)	(22)	(27)	–	(49)
Changes in risk, parameters and exposures	(171)	162	47	38	(182)	198	69	85
Write-offs	–	–	(86)	(86)	–	–	(94)	(94)
Recoveries	–	–	30	30	–	–	35	35
Exchange rate and other	1	–	(4)	(3)	(2)	–	(2)	(4)
Balance at end of period	$404	$547	$87	$1,038	$476	$721	$118	$1,315

Credit cards
Balance at beginning of period	$233	$642	$–	$875	$364	$882	$–	$1,246
Provision for credit losses
Transfers to stage 1	146	(146)	–	–	226	(226)	–	–
Transfers to stage 2	(23)	23	–	–	(30)	30	–	–
Transfers to stage 3	(1)	(70)	71	–	(2)	(60)	62	–
Originations	4	–	–	4	2	–	–	2
Maturities	(1)	(7)	–	(8)	(2)	(8)	–	(10)
Changes in risk, parameters and exposures	(132)	201	–	69	(205)	231	7	33
Write-offs	–	–	(112)	(112)	–	–	(106)	(106)
Recoveries	–	–	41	41	–	–	37	37
Exchange rate and other	–	1	–	1	–	(1)	–	(1)
Balance at end of period	$226	$644	$–	$870	$353	$848	$–	$1,201

Small business
Balance at beginning of period	$88	$55	$34	$177	$78	$29	$33	$140
Provision for credit losses
Transfers to stage 1	5	(5)	–	–	13	(13)	–	–
Transfers to stage 2	(2)	2	–	–	(1)	1	–	–
Transfers to stage 3	–	(1)	1	–	–	(1)	1	–
Originations	9	–	–	9	9	–	–	9
Maturities	(5)	(7)	–	(12)	(6)	(3)	–	(9)
Changes in risk, parameters and exposures	(10)	11	5	6	(20)	20	8	8
Write-offs	–	–	(6)	(6)	–	–	(7)	(7)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	2	1	(1)	2	1	–	(1)	–
Balance at end of period	$87	$56	$35	$178	$74	$33	$36	$143

Wholesale
Balance at beginning of period	$566	$794	$437	$1,797	$995	$1,132	$668	$2,795
Provision for credit losses
Transfers to stage 1	108	(107)	(1)	–	129	(129)	–	–
Transfers to stage 2	(18)	18	–	–	(47)	61	(14)	–
Transfers to stage 3	(1)	(4)	5	–	(1)	(15)	16	–
Originations	156	–	–	156	207	–	–	207
Maturities	(106)	(107)	–	(213)	(165)	(139)	–	(304)
Changes in risk, parameters and exposures	(129)	160	38	69	(207)	257	36	86
Write-offs	–	–	(23)	(23)	–	–	(98)	(98)
Recoveries	–	–	17	17	–	–	12	12
Exchange rate and other	4	11	(7)	8	(16)	(22)	(38)	(76)
Balance at end of period	$580	$765	$466	$1,811	$895	$1,145	$582	$2,622

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2021 Annual Report.

	As at
	January 31, 2022				October 31, 2021
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$320,587	$1,413	$–	$322,000	$310,334	$1,507	$–	$311,841
Medium risk	13,924	2,031	–	15,955	15,152	2,051	–	17,203
High risk	3,163	589	–	3,752	3,343	634	–	3,977
Not rated (1)	46,587	945	–	47,532	45,512	913	–	46,425
Impaired	–	–	622	622	–	–	645	645
	384,261	4,978	622	389,861	374,341	5,105	645	380,091
Items not subject to impairment (2)				240				241
Total				$390,101				$380,332

Loans outstanding – Personal
Low risk	$73,068	$681	$–	$73,749	$72,267	$698	$–	$72,965
Medium risk	5,047	4,308	–	9,355	4,974	4,551	–	9,525
High risk	638	1,037	–	1,675	687	1,045	–	1,732
Not rated (1)	9,553	98	–	9,651	8,934	88	–	9,022
Impaired	–	–	197	197	–	–	197	197
Total	$88,306	$6,124	$197	$94,627	$86,862	$6,382	$197	$93,441

Loans outstanding – Credit cards
Low risk	$12,621	$17	$–	$12,638	$12,864	$24	$–	$12,888
Medium risk	1,497	1,525	–	3,022	1,646	1,645	–	3,291
High risk	123	916	–	1,039	136	937	–	1,073
Not rated (1)	593	40	–	633	527	43	–	570
Total	$14,834	$2,498	$–	$17,332	$15,173	$2,649	$–	$17,822

Loans outstanding – Small business
Low risk	$8,570	$279	$–	$8,849	$8,609	$274	$–	$8,883
Medium risk	1,555	971	–	2,526	1,583	979	–	2,562
High risk	203	221	–	424	227	218	–	445
Not rated (1)	4	–	–	4	4	–	–	4
Impaired	–	–	107	107	–	–	109	109
Total	$10,332	$1,471	$107	$11,910	$10,423	$1,471	$109	$12,003

Undrawn loan commitments – Retail
Low risk	$236,149	$545	$–	$236,694	$229,516	$574	$–	$230,090
Medium risk	8,684	133	–	8,817	9,475	133	–	9,608
High risk	1,171	97	–	1,268	1,205	97	–	1,302
Not rated (1)	5,211	101	–	5,312	4,854	90	–	4,944
Total	$251,215	$876	$–	$252,091	$245,050	$894	$–	$245,944

Wholesale – Loans outstanding
Investment grade	$67,171	$230	$–	$67,401	$62,975	$226	$–	$63,201
Non-investment grade	122,997	14,886	–	137,883	117,396	15,146	–	132,542
Not rated (1)	10,074	379	–	10,453	9,339	430	–	9,769
Impaired	–	–	1,215	1,215	–	–	1,357	1,357
	200,242	15,495	1,215	216,952	189,710	15,802	1,357	206,869
Items not subject to impairment (2)				13,156				11,197
Total				$230,108				$218,066

Undrawn loan commitments – Wholesale
Investment grade	$253,133	$1,107	$–	$254,240	$246,539	$1,122	$–	$247,661
Non-investment grade	110,095	11,880	–	121,975	108,063	12,377	–	120,440
Not rated (1)	3,358	–	–	3,358	3,476	1	–	3,477
Total	$366,586	$12,987	$–	$379,573	$358,078	$13,500	$–	$371,578

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Disclosure of loans past due but not impaired
Loans past due but not impaired
(1), (2)

	As at
	January 31, 2022			October 31, 2021
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,130	$160	$1,290	$1,105	$137	$1,242
Wholesale	983	2	985	1,230	–	1,230
	$2,113	$162	$2,275	$2,335	$137	$2,472

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinance, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.